Stock-Based Compensation (Components Of SBP And ESUP) (Details) $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($) shares
SBP 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee contributions	$ 3.2
Less diversified contributions	0.8
Total employee stock contributions	2.4
Employer premium contribution to diversified investment accounts
Shares purchased by employees and company match | shares	0.1
ESUP 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee contributions	$ 4.3
Less diversified contributions	4.3
Total employee stock contributions	0.0
Employer premium contribution to diversified investment accounts	$ 0.8